COMMITMENTS	12 Months Ended
Dec. 31, 2024
COMMITMENTS
COMMITMENTS

29.COMMITMENTS

The Company’s future minimum payments of commitments as at December 31, 2024 are as follows:

Total
Capital expenditure obligations	632
Commercial projects long-lead item obligations	3,200
Balance as at December 31, 2024	3,832

Royalty

On August 28, 2020, the Company issued a 3% NSR to Pallinghurst for an aggregate purchase price of $4,306. The NSR applies to both the first transformation proceeds of the Matawinie Mine and the second transformation proceeds, less allowable deductions, of the Battery Material Plant. The Royalty agreement was subject to a 1% buyback right in favor of the Company, which the Company exercised in August 2024 to repurchase 1% of the 3% NSR. For more details on the transaction, refer to Note 8 – Property, Plant, and Equipment. As of December 31, 2024, the remaining 2% NSR is still in effect.

Collaboration and Sharing of Benefits

On January 23, 2020, the Company signed a benefit-sharing agreement with the municipality of Saint-Michel-des-Saints as part of the Matawinie Property. Through this agreement and throughout the mine’s commercial operating life, the Company will contribute up to 2% of its net future positive cash flow after taxes to the municipality, subject to a minimum payment of $400, annually.

Impact and benefits agreement

In December 2024, the Company entered into an impact and benefits agreement with the Atikamekw Nehirowisiw First Nation of Manawan (the “Atikamekw”). With this agreement, the Atikamekw gave their consent to the Matawinie mining project. The agreement includes provisions for the Atikamekw to take part in the project’s environmental management and monitoring, the implementation of adapted and preferential training and employability measures, the promotion of business opportunities during the mine’s construction and operations, as well as the recognition of Atikamekw culture and the inclusion of cultural safety measures. The agreement also includes a mechanism by which the Atikamekw will benefit financially from the success of the project on a long-term basis, consistent with the mining industry’s best practices for engagement with First Nations communities.

Non-profit Contribution

In August 2024, the Company entered into an agreement with Espace Nature Haute-Matawinie ("Espace Nature"), a non-profit organization. The agreement includes milestone payments up to a total of $1,206, payable in three installments, which can be reduced by any additional private financing obtained by NMG for Espace Nature. This project involves the implementation of a four-season recreational center adjacent to the Matawinie Mine, which, once completed, will offer recreational, sporting, educational, and cultural activities for the local community and visitors, enhancing the region’s quality of life and economic development. Infrastructure will include a graphite interpretation center, 35 kilometers of trails, a 360° observation tower, and a service building. This project is part of NMG’s sustainable development pledge and demonstrates the Company’s commitment to a socially responsible operation that generates shared value.